Income Taxes - Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between the U.S. corporate income tax rate and the effective income tax rate from continuing operations
U.S. corporate income tax rate (as a percent)	21.00%	21.00%	21.00%
Dividends received deduction (as a percent)	(1.00%)	(4.00%)	(6.00%)
Tax credits (as a percent)	(1.00%)	(3.00%)	(3.00%)
Interest exclusion from taxable income (as a percent)		(1.00%)	(1.00%)
Low income housing tax credit amortization (as a percent)		1.00%	1.00%
Other income tax rate impacts (as a percent)			1.00%
Effective income tax rate (as a percent)	19.00%	14.00%	13.00%